Schedule of Fair Value Using Black Scholes Method (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 19, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants, Relative Fair Value			$ 2,732,329	$ 39,444
Number of Option			18,521,166	8,065,166	7,515,166
Share-Based Payment Arrangement, Option [Member]
Number of Option			18,521,166
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years			2 years 6 months
Number of Option			5,555,000	450,000
Warrants, Fair Value			$ 6,734,613	$ 271,547
Scenario One [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years				3 years
Warrants, Exercise Price			1.06	$ 0.46
Warrants, Market Price on Grant Date			$ 1.06	$ 0.46
Warrants, Volatility Percentage			119.00%	158.00%
Warrants, Reporting Date			1/16
Scenario One [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years				5 years
Warrants, Exercise Price			$ 1.96	$ 1.13
Warrants, Market Price on Grant Date			$ 1.96	$ 1.13
Warrants, Volatility Percentage			121.00%	160.00%
Warrants, Reporting Date			6/26/24
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years		5 years
Number of Option		4,745,000	5,120,000
Warrants, Fair Value		$ 10,278,150	$ 10,637,831
Scenario Two [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years			5 years
Warrants, Exercise Price		2.19	$ 1.00
Warrants, Market Price on Grant Date		$ 2.19	$ 2.37
Warrants, Volatility Percentage		155.00%	155.00%
Reporting Date		1/17
Warrants, Reporting Date			1/17
Scenario Two [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years			10 years
Warrants, Exercise Price		$ 2.37	$ 2.37
Warrants, Market Price on Grant Date		$ 2.37	$ 1.00
Warrants, Volatility Percentage		162.00%	162.00%
Warrants, Reporting Date		3/27/24	9/10/24
Scenario Three [Member] | Share-Based Payment Arrangement, Option [Member]
Number of Option		5,420,000
Warrants, Fair Value		$ 6,633,848
Scenario Three [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.57
Warrants, Market Price on Grant Date		$ 1.57
Warrants, Volatility Percentage		119.00%
Reporting Date		1/16
Warrants, Reporting Date				7/10
Scenario Three [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Warrants, Term Years		10 years
Warrants, Exercise Price		$ 1.96
Warrants, Market Price on Grant Date		$ 1.96
Warrants, Volatility Percentage		121.00%
Warrants, Reporting Date		3/11/24		8/18/23
Warrant [Member] | Scenario One [Member]
Reporting Date			1/17/25
Warrants, Relative Fair Value			$ 2,732,329
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 0.4348
Warrants, Market Price on Grant Date			$ 0.5435
Warrants, Volatility Percentage			161.00%
Warrants, Risk-Free Rate			0.0442%
PIPE Warrants [Member] | Scenario One [Member]
Reporting Date	01/23/23
Warrants, Relative Fair Value	$ 2,311,614
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	287.00%
Warrants, Risk-Free Rate	0.0388%
PIPE Warrants [Member] | Scenario Two [Member]
Reporting Date	01/23/23
Warrants, Relative Fair Value	$ 2,602,996
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	371.00%
Warrants, Risk-Free Rate	0.0361%
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Warrants, Relative Fair Value				$ 364,960
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member]
Warrants, Relative Fair Value				$ 364,960
Warrants, Term Years				5 years
Warrants, Volatility Percentage				151.00%
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Warrants, Exercise Price				$ 1.00
Warrants, Market Price on Grant Date				$ 0.87
Warrants, Risk-Free Rate				0.0421%
Reporting Date				08/10
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Warrants, Exercise Price				$ 1.40
Warrants, Market Price on Grant Date				$ 1.18
Warrants, Risk-Free Rate				465.00%
Reporting Date				08/21/23
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member]
Warrants, Relative Fair Value				$ 545,703
Warrants, Term Years				5 years
Warrants, Market Price on Grant Date				$ 1.05
Warrants, Volatility Percentage				152.00%
Warrants, Risk-Free Rate				468.00%
Reporting Date				10/05/23
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Warrants, Exercise Price				$ 1.00
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Warrants, Exercise Price				$ 6.00